COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under noncancelable operating leases

As of December 31, 2021
2022	$616,157
2023	624,825
2024	523,939
Total lease payments	1,764,921

Amount
2022	616,157
2023	624,825
2024	523,939
Total	$1,764,921